Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 14	Long-Term Debt
Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type		Rate (a)	Maturity Date	2022	2021

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed		2.950%	2022	$–	$1,300
	Fixed		3.600%	2024	1,000	1,000
	Fixed		7.500%	2026	199	199
	Fixed		3.100%	2026	1,000	1,000
	Fixed		3.000%	2029	1,000	1,000
	Fixed		4.967%	2033	1,300	–
	Fixed		2.491%	2036	1,300	1,300
Medium-term notes	Fixed		.850% - 5.850%	2024 - 2033	18,468	12,631
Other (b)					2,716	472

Subtotal					26,983	18,902

Subsidiaries
Federal Home Loan Bank advances	Fixed		2.289% - 8.250%	2023 - 2026	2,051	2
	Floating	(d)	5.190% - 5.197%	2025 - 2026	3,000	3,272
Bank notes	Fixed		1.950% - 3.400%	2023 - 2025	4,800	5,700
	Floating	(d)	–% - 4.758%	2023 - 2062	1,352	3,337
Other (c)					1,643	912

Subtotal					12,846	13,223

Total					$39,829	$32,125
(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 3.20 percent, 4.02 percent and 2.78 percent, respectively.
(b)
Includes $2.9 billion of discounted noninterest-bearing
additio
n
al
capital received by the Company upon close of the MU
B
 acquisition to be delivered to Mitsubishi UFJ Financial Group, Inc. on or prior to December 1, 2027, discounted at the Company’s
5-year
unsecured borrowing rate as of the acquisition date, as well as debt issuance fees and unrealized gains and losses and deferred amounts relating to derivative instruments.

(c)
Includes consolidated community development and
tax-advantaged
investment VIEs, finance lease obligations, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

d)
Includes $3.0 billion of Federal Home Loan Bank advances and $1.0 billion of bank notes for which interest is calculated by reference to LIBOR. For any outstanding LIBOR-linked instrument that matures after June 30, 2023, the interest rate will transition from a LIBOR-based rate to an alternative reference rate. For outstanding debt subject to the Adjustable Interest Rate (LIBOR) Act (the “LIBOR Act”) that does not contain a fallback provision or does not contain a clearly defined or practicable fallback provision in the event that LIBOR is no longer published or quoted, the interest rate will transition pursuant to the LIBOR Act to a rate based on the Secured Overnight Financing Rate (“SOFR”) after June 30, 2023. For outstanding debt that contains adequate fallback provisions in the event that LIBOR is no longer published or quoted, these fallback provisions will be utilized to determine the replacement rate applied after June 30, 2023.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $114.8 billion and $101.0 billion at December 31, 2022 and 2021, respectively, based on collateral available.
Maturities of long-term debt outstanding at December 31, 2022, were:

(Dollars in Millions)	Parent Company	Consolidated
2023	$899	$4,854
2024	5,424	5,490
2025	1,965	5,498
2026	3,978	7,397
2027	3,722	3,751
Thereafter	10,995	12,839

Total	$26,983	$39,829